CARES Act	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
CARES Act
CARES Act
11.	CARES Act

The CARES Act provides an employee retention credit (“ERC”), which is a refundable tax credit against certain employment taxes. The Taxpayer Certainty and Disaster Tax Relief Act of 2020 and the American Rescue Plan Act of 2021 extended and expanded the availability of the ERC. As amended, the ERC is available for wages paid through September 30, 2021 and is equal to 70% of qualified wages (which includes employer qualified health plan expenses) paid to employees. The Company evaluated its eligibility for the ERC and determined that it met all the criteria to claim a refundable tax credit against the employer share of Social Security taxes equal to 70% of the qualified wages that the Company paid to employees for the third and fourth quarter of 2020 and the first, second and third quarters of 2021. The Company adopted ASU 2021-10 to which topic 832 gives guidance to account for transactions with a government by analogizing to a grant accounting model, which the Company’s policy is the International Accounting Standard 20 model. The receivable, net of fees, remaining uncollected was $362,636 as of March 31, 2026 and December 31, 2025.

10.	CARES Act

The CARES Act provides an employee retention credit (“ERC”), which is a refundable tax credit against certain employment taxes. The Taxpayer Certainty and Disaster Tax Relief Act of 2020 and the American Rescue Plan Act of 2021 extended and expanded the availability of the ERC. As amended, the ERC is available for wages paid through September 30, 2021 and is equal to 70% of qualified wages (which includes employer qualified health plan expenses) paid to employees. The Company evaluated its eligibility for the ERC and determined that it met all the criteria to claim a refundable tax credit against the employer share of Social Security taxes equal to 70% of the qualified wages that the Company paid to employees for the third and fourth quarter of 2020 and the first, second and third quarters of 2021. The Company adopted ASU 2021-10 to which topic 832 gives guidance to account for transactions with a government by analogizing to a grant accounting model, which the Company’s policy is the International Accounting Standard 20 model. The receivable, net of fees, remaining uncollected was $362,636 as of December 31, 2025 and 2024.